Related Party Transactions - Schedule of Related Party Transactions (Parenthetical) (Detail) - Teekay Corporation [Member] - Affiliated Entity [Member]	12 Months Ended
Dec. 31, 2015
Related Party Transaction [Line Items]
Operating lease arrangement period, lessor	10 years
Maximum [Member]
Related Party Transaction [Line Items]
Additional time period for fixed-rate time-charters contract	15 years